Investments	6 Months Ended
Jun. 30, 2019
Investments
Investments

Note 5 – Investments

Investments comprise the following: (i) equity interests in various public and non-public entities which the Company acquired through the open market or through transactions; (ii) warrants in various publicly-listed companies; and (iii) a loan receivable extended to Noront Resources Ltd. as part of the Company’s acquisition of royalty rights in the Ring of Fire mining district of Ontario, Canada, in April 2015. The loan has a maturity date of April 28, 2020, and is presented as a current investment on the consolidated statement of financial position.

	At June 30,	At December 31,
	2019	2018
Loan receivable	$33.4	$—
Total investments	$33.4	$—

Equity investments	$191.8	$136.7
Warrants	1.0	0.7
Loan receivable	—	32.3
Total long-term investments	$192.8	$169.7

The change in the fair value of equity investments recognized in other comprehensive income (loss) for the period ended June 30, 2019 and 2018 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2019	2018	2019	2018
Change in the fair value of equity investments at FVTOCI	$28.2	$11.9	$54.5	$(17.7)
Deferred tax (expense) recovery in other comprehensive income	(3.4)	(1.5)	(6.8)	2.4
Change in the fair value of equity investments at FVTOCI, net of tax	$24.8	10.4	$47.7	$(15.3)